SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
	December 31,
	2021	2020

Cash and cash equivalents	$88,753	$51,602
Restricted cash	14,699	9,472
Total cash, cash equivalents and restricted cash
shown in the statement of cash flows	$103,452	$61,074

Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-7
Internal- use software	4-7
Vehicles	3-7

Schedule of Revenues Segments
	Year ended December 31,
	2021	2020	2019
Airport Security and Other Aviation Services	$253,687	$222,654	$309,548
Authentication Technology	71,247	25,765	23,759
Total revenue	$324,934	$248,419	$333,307

Schedule of Disaggregated by Geography and Percentage of Revenues
	Year ended December 31,
	2021		2020		2019
Germany	$126,367	39%	$119,500	48%	$137,207	41%
The Netherlands	52,165	16%	58,446	24%	97,700	29%
United States	94,743	29%	45,305	18%	73,719	22%
Spain	30,946	10%	7,465	3%	3,138	1%
Other countries	20,713	6%	17,703	7%	21,543	7%
Total revenue	$324,934	100%	$248,419	100%	$333,307	100%